Financial instruments - Categories of financial instruments (Details) - EUR (€) € in Millions	84 Months Ended
	Jul. 15, 2033	Nov. 10, 2032	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost			€ 275.6	€ 324.8	€ 193.6	€ 403.3
Financial assets at amortised cost			538.5	424.5
Financial assets at fair value through profit or loss			138.5	216.1
Financial liabilities at amortised cost			(3,102.1)	(3,031.7)
Financial assets (liabilities) at fair value through other comprehensive income			(57.1)	(126.7)
Total			(2,482.2)	(2,517.8)
Borrowing costs capitalised	€ 6.1	€ 1.2
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost			0.0	0.0
Financial liabilities			(74.6)	(131.6)
Financial Liabilities At Fair Value Through Other Comprehensive Income			(74.6)	(131.6)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost			(789.0)	(740.5)
Financial liabilities			(789.0)	(740.5)
Financial Liabilities At Fair Value Through Other Comprehensive Income			0.0	0.0
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost			(2,313.1)	(2,291.2)
Financial liabilities			(2,313.1)	(2,291.2)
Financial Liabilities At Fair Value Through Other Comprehensive Income			0.0	0.0
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets			17.5	4.9
Derivative financial assets held for hedging			17.5	4.9
Trade and other receivables excluding non-financial assets
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost			401.4	315.8
Financial assets			401.4	315.8
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost			137.1	108.7
Financial assets at fair value through profit or loss			138.5	216.1
Financial assets			€ 275.6	€ 324.8